                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sigma Capital Management, LLC ("Sigma")
Address: c/o S.A.C. Capital Management, LLC
         72 Cummings Point Road
         Stamford, Connecticut 06902

Form 13F File Number: 28-10113

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                     Stamford, Connecticut   November 14, 2008
------------------------------------   ---------------------   -----------------
             [Signature]                   [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:        115*
Form 13F Information Table Value Total:   $836,532
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-5608                S.A.C. Capital Management, LLC
2     28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- -------------------- -------------- -------- ---------------------
                                                                                                               VOTING AUTHORITY
                                                        VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER  ---------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X$1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS SOLE    SHARED   NONE
---------------------------- -------------- --------- -------- ----------- --- ---- -------------- -------- ---- ----------- ----
ABERCROMBIE & FITCH CO       Common         002896207    1,184      30,000 SH       Shared-Defined      1,2           30,000
ACORDA THERAPEUTICS INC      Common         00484M106    7,155     300,000 SH       Shared-Defined      1,2          300,000
ACTIVISION BLIZZARD INC      Common         00507V109    1,543     100,000 SH       Shared-Defined      1,2          100,000
ADVANCE AUTO PARTS INC       Common         00751Y106   12,691     320,000 SH       Shared-Defined      1,2          320,000
AKORN INC                    Common         009728106    5,130   1,000,000 SH       Shared-Defined      1,2        1,000,000
ALLIANT TECHSYSTEMS INC      Common         018804104    2,409      25,649 SH       Shared-Defined      1,2           25,649
ALPHA NATURAL RESOURCES INC  Common         02076X102    4,886      95,000 SH       Shared-Defined      1,2           95,000
ALPHARMA INC                 Common         020813101   15,678     425,000 SH       Shared-Defined      1,2          425,000
ALPHARMA INC                 Option         020813901    3,689     100,000     Call Shared-Defined      1,2          100,000
AMAG PHARMACEUTICALS INC     Option         00163U906    1,937      50,000     Call Shared-Defined      1,2           50,000
AMERICAN EAGLE OUTFITTERS NE Common         02553E106   20,969   1,375,000 SH       Shared-Defined      1,2        1,375,000
AMGEN INC                    Common         031162100    7,409     125,000 SH       Shared-Defined      1,2          125,000
ANADARKO PETE CORP           Common         032511107    3,451      71,150 SH       Shared-Defined      1,2           71,150
ANNTAYLOR STORES CORP        Common         036115103    1,238      60,000 SH       Shared-Defined      1,2           60,000
APOLLO GROUP INC             Common         037604105   14,825     250,000 SH       Shared-Defined      1,2          250,000
APPLE INC                    Common         037833100        3          30 SH       Shared-Defined      1,2               30
AT&T INC                     Common         00206R102       28       1,000 SH       Shared-Defined      1,2            1,000
AUTODESK INC                 Common         052769106   11,743     350,000 SH       Shared-Defined      1,2          350,000
BALLY TECHNOLOGIES INC       Common         05874B107   20,893     690,000 SH       Shared-Defined      1,2          690,000
BARR PHARMACEUTICALS INC     Common         068306109    4,898      75,000 SH       Shared-Defined      1,2           75,000
BEST BUY INC                 Common         086516101    1,125      30,000 SH       Shared-Defined      1,2           30,000
BRIGGS & STRATTON CORP       Common         109043109    4,450     275,000 SH       Shared-Defined      1,2          275,000
CADENCE DESIGN SYSTEM INC    Common         127387108    1,690     250,000 SH       Shared-Defined      1,2          250,000
CARACO PHARMACEUTICAL LABS L Common         14075T107    3,423     273,621 SH       Shared-Defined      1,2          273,621
CENTRAL EUROPEAN MEDIA ENTRP Common         G20045202    1,308      20,000 SH       Shared-Defined      1,2           20,000
CEPHALON INC                 Common         156708109    9,686     125,000 SH       Shared-Defined      1,2          125,000
CHIPOTLE MEXICAN GRILL INC   Common         169656105    2,775      50,000 SH       Shared-Defined      1,2           50,000
CITIGROUP INC                Option         172967901    1,538      75,000     Call Shared-Defined      1,2           75,000
CITRIX SYS INC               Common         177376100    2,526     100,000 SH       Shared-Defined      1,2          100,000
COACH INC                    Common         189754104    4,006     160,000 SH       Shared-Defined      1,2          160,000
COMMERCIAL METALS CO         Common         201723103    1,267      75,000 SH       Shared-Defined      1,2           75,000
COMPUWARE CORP               Option         205638909    2,907     300,000     Call Shared-Defined      1,2          300,000
COMSTOCK RES INC             Common         205768203    4,745      94,800 SH       Shared-Defined      1,2           94,800

CONCHO RES INC               Common         20605P101   11,262     407,902 SH       Shared-Defined      1,2          407,902
CSX CORP                     Common         126408103    3,001      55,000 SH       Shared-Defined      1,2           55,000
DELL INC                     Common         24702R101   19,776   1,200,000 SH       Shared-Defined      1,2        1,200,000
DELL INC                     Option         24702R901    4,944     300,000     Call Shared-Defined      1,2          300,000
DENBURY RES INC              Common         247916208      286      15,000 SH       Shared-Defined      1,2           15,000
DEVON ENERGY CORP NEW        Common         25179M103    5,522      60,550 SH       Shared-Defined      1,2           60,550
DTS INC                      Common         23335C101    5,288     190,000 SH       Shared-Defined      1,2          190,000
ELECTRONIC ARTS INC          Common         285512109   38,947   1,052,900 SH       Shared-Defined      1,2        1,052,900
ELLIS PERRY INTL INC         Common         288853104    4,384     294,000 SH       Shared-Defined      1,2          294,000
ENERGYSOLUTIONS INC          Common         292756202    8,517     851,654 SH       Shared-Defined      1,2          851,654
EOG RES INC                  Common         26875P101    4,384      49,000 SH       Shared-Defined      1,2           49,000
EQUITABLE RES INC            Common         294549100    3,105      84,640 SH       Shared-Defined      1,2           84,640
EXCO RESOURCES INC           Common         269279402    2,903     177,900 SH       Shared-Defined      1,2          177,900
FORESTAR REAL ESTATE GROUP I Common         346233109    1,723     116,814 SH       Shared-Defined      1,2          116,814
FRONTIER OIL CORP            Common         35914P105    1,372      74,500 SH       Shared-Defined      1,2           74,500
GENENTECH INC                Common         368710406   13,302     150,000 SH       Shared-Defined      1,2          150,000
GENERAL ELECTRIC CO          Option         369604953    2,657     104,200     Put  Shared-Defined      1,2          104,200
HASBRO INC                   Common         418056107   20,832     600,000 SH       Shared-Defined      1,2          600,000
INSPIRE PHARMACEUTICALS INC  Common         457733103    3,035     850,000 SH       Shared-Defined      1,2          850,000
INTEL CORP                   Common         458140100    1,873     100,000 SH       Shared-Defined      1,2          100,000
INTERACTIVE BROKERS GROUP IN Common         45841N107    4,970     224,186 SH       Shared-Defined      1,2          224,186
INVESCO LTD                  Common         G491BT108    3,776     180,000 SH       Shared-Defined      1,2          180,000
INVESTORS BANCORP INC        Common         46146P102    2,006     133,307 SH       Shared-Defined      1,2          133,307
INVITROGEN CORP              Common         46185R100   10,395     275,000 SH       Shared-Defined      1,2          275,000
ISHARES TR                   Option         464287956    8,136     100,000     Put  Shared-Defined      1,2          100,000
JARDEN CORP                  Common         471109108    5,042     215,000 SH       Shared-Defined      1,2          215,000
KBR INC                      Common         48242W106    8,322     545,000 SH       Shared-Defined      1,2          545,000
KING PHARMACEUTICALS INC     Option         495582908    4,790     500,000     Call Shared-Defined      1,2          500,000
KOHLS CORP                   Common         500255104    6,451     140,000 SH       Shared-Defined      1,2          140,000
LAUDER ESTEE COS INC         Common         518439104   27,451     550,000 SH       Shared-Defined      1,2          550,000
LIZ CLAIBORNE INC            Common         539320101    6,572     400,000 SH       Shared-Defined      1,2          400,000
LUBRIZOL CORP                Common         549271104    6,220     144,191 SH       Shared-Defined      1,2          144,191
MATTEL INC                   Common         577081102   27,060   1,500,000 SH       Shared-Defined      1,2        1,500,000
MEMC ELECTR MATLS INC        Common         552715104      284      10,046 SH       Shared-Defined      1,2           10,046
MERCADOLIBRE INC             Common         58733R102   12,116     595,405 SH       Shared-Defined      1,2          595,405
MIRANT CORP NEW              Option         60467R950    5,487     300,000     Put  Shared-Defined      1,2          300,000
MORGAN STANLEY               Option         617446958    1,150      50,000     Put  Shared-Defined      1,2           50,000

NANOSPHERE INC               Common         63009F105    4,051     474,967 SH       Shared-Defined      1,2          474,967
NASDAQ OMX GROUP INC         Common         631103108    1,834      60,000 SH       Shared-Defined      1,2           60,000
NATIONAL OILWELL VARCO INC   Common         637071101      944      18,800 SH       Shared-Defined      1,2           18,800
NETAPP INC                   Common         64110D104    3,646     200,000 SH       Shared-Defined      1,2          200,000
NORTH AMERN ENERGY PARTNERS  Common         656844107    1,713     165,209 SH       Shared-Defined      1,2          165,209
NORTHROP GRUMMAN CORP        Common         666807102      563       9,300 SH       Shared-Defined      1,2            9,300
ORACLE CORP                  Common         68389X105    5,078     250,000 SH       Shared-Defined      1,2          250,000
OTTER TAIL CORP              Common         689648103    8,604     280,000 SH       Shared-Defined      1,2          280,000
PARAMETRIC TECHNOLOGY CORP   Common         699173209    9,200     500,000 SH       Shared-Defined      1,2          500,000
PENNEY J C INC               Common         708160106    6,835     205,000 SH       Shared-Defined      1,2          205,000
PEPSI BOTTLING GROUP INC     Common         713409100    2,334      80,000 SH       Shared-Defined      1,2           80,000
PETSMART INC                 Common         716768106   18,557     751,000 SH       Shared-Defined      1,2          751,000
PIONEER NAT RES CO           Common         723787107    6,446     123,300 SH       Shared-Defined      1,2          123,300
POLO RALPH LAUREN CORP       Common         731572103   21,658     325,000 SH       Shared-Defined      1,2          325,000
POWERSHARES QQQ TRUST        Common         73935A104    1,946      50,000 SH       Shared-Defined      1,2           50,000
PROSHARES TR                 Common         74347R107    2,462      50,000 SH       Shared-Defined      1,2           50,000
PROSHARES TR                 Common         74347R743    5,262     300,000 SH       Shared-Defined      1,2          300,000
QUALCOMM INC                 Common         747525103   19,337     450,000 SH       Shared-Defined      1,2          450,000
RANGE RES CORP               Common         75281A109    4,317     100,700 SH       Shared-Defined      1,2          100,700
RESEARCH IN MOTION LTD       Common         760975102    6,830     100,000 SH       Shared-Defined      1,2          100,000
RETAIL HOLDRS TR             Common         76127U101    8,563      95,000 SH       Shared-Defined      1,2           95,000
RICKS CABARET INTL INC       Common         765641303    3,241     330,000 SH       Shared-Defined      1,2          330,000
SEARS HLDGS CORP             Common         812350106      655       7,000 SH       Shared-Defined      1,2            7,000
SELECT SECTOR SPDR TR        Common         81369Y506    1,063      16,800 SH       Shared-Defined      1,2           16,800
SHIRE LIMITED                Common         82481R106    2,006      42,000 SH       Shared-Defined      1,2           42,000
SINA CORP                    Common         G81477104   10,560     300,000 SH       Shared-Defined      1,2          300,000
SMURFIT-STONE CONTAINER CORP Option         832727901      141      30,000     Call Shared-Defined      1,2           30,000
SOUTHWESTERN ENERGY CO       Common         845467109    2,626      86,000 SH       Shared-Defined      1,2           86,000
SPDR GOLD TRUST              Option         78463V907    4,254      50,000     Call Shared-Defined      1,2           50,000
SPDR TR                      Common         78462F103   20,298     175,000 SH       Shared-Defined      1,2          175,000
SPDR TR                      Option         78462F903   28,998     250,000     Call Shared-Defined      1,2          250,000
SPDR TR                      Option         78462F953   20,298     175,000     Put  Shared-Defined      1,2          175,000
SUNTECH PWR HLDGS CO LTD     Common         86800C104    1,076      30,000 SH       Shared-Defined      1,2           30,000
TALISMAN ENERGY INC          Common         87425E103    1,551     109,100 SH       Shared-Defined      1,2          109,100
TECH DATA CORP               Common         878237106    2,436      81,610 SH       Shared-Defined      1,2           81,610
TEREX CORP NEW               Common         880779103    8,543     279,910 SH       Shared-Defined      1,2          279,910
TEXTRON INC                  Option         883203951    5,856     200,000     Put  Shared-Defined      1,2          200,000

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
TIFFANY & CO NEW             Common         886547108   39,250   1,105,000 SH       Shared-Defined      1,2        1,105,000
TRINA SOLAR LIMITED          Option         89628E954    1,148      50,000     Put  Shared-Defined      1,2           50,000
UNITEDHEALTH GROUP INC       Option         91324P952    2,539     100,000     Put  Shared-Defined      1,2          100,000
URBAN OUTFITTERS INC         Common         917047102    5,577     175,000 SH       Shared-Defined      1,2          175,000
WAL MART STORES INC          Common         931142103   41,923     700,000 SH       Shared-Defined      1,2          700,000
WHITING PETE CORP NEW        Common         966387102    2,081      29,200 SH       Shared-Defined      1,2           29,200
XTO ENERGY INC               Common         98385X106    2,766      59,450 SH       Shared-Defined      1,2           59,450
YAHOO INC                    Option         984332906    6,920     400,000     Call Shared-Defined      1,2          400,000